SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Government authorities	$ 615	$ 338
Employees and payroll accruals	655	711
Other payables	47	47
Accounts payable other	$ 1,317	$ 1,096